Intangible Assets and Goodwill - Estimated Amortization Expense Of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	$ 21,295
2024
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	5,339
2025
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	4,173
2026
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	3,877
2027
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	3,272
2028
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	2,962
Thereafter
Disclosure Of Estimated Amortization Expense Of Intangible Assets Other Than Goodwill [Line Items]
Total estimated amortization	$ 1,672